UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2018 to January 17, 2019

Commission File Number of issuing entity:  333-206361-10

Central Index Key Number of issuing entity:  0001701638

JPMCC Commercial Mortgage Securities Trust 2017-JP6
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206361

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001632269

Benefit Street Partners CRE Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682518

Starwood Mortgage Funding VI LLC
(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4032165
38-4032166
38-7187253
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 17, 2019 a distribution was made to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2017-JP6.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the JPMCC Commercial Mortgage Securities Trust 2017-JP6 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on January 17, 2019

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	3.03%	0	N/A

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMCC Commercial Mortgage Securities Trust 2017-JP6 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from December 18, 2018 to January 17, 2019.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on November 13, 2018. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 14, 2018. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Benefit Street Partners CRE Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2018. The CIK number for Benefit Street Partners CRE Finance LLC is 0001632269.

Starwood Mortgage Funding VI LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 7, 2018. The CIK number for Starwood Mortgage Funding VI LLC is 0001682518.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 31, 2019 under Commission File No. 333-206361-10 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 31, 2019 under Commission File No. 333-206361-10 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.

Since June 18, 2014, a group of institutional investors have filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts.  The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Wells Fargo Bank has reached an agreement, in which it denies any wrongdoing, to resolve these claims on a classwide basis for the 271 RMBS trusts currently at issue.  The settlement agreement is subject to court approval.  Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning 57 RMBS trusts in New York federal and state court are not covered by the agreement.  With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 6. Significant Obligors of Pool Assets.

The 245 Park Avenue Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus of the registrant relating to the issuing entity filed on June 16, 2017 pursuant to Rule 424(b)(2) (the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus. In accordance with Item 1122(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor is $81,088,135.00 for the period of January 1, 2018 through September 30, 2018.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for JPMCC Commercial Mortgage Securities Trust 2017-JP6, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date	12/17/2018	$324,044.53
Current Distribution Date	01/17/2019	$324,394.53

REO Account Beginning and Ending Balance
Prior Distribution Date	12/17/2018	$0.00
Current Distribution Date	01/17/2019	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMCC Commercial Mortgage Securities Trust 2017-JP6, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date	12/17/2018	$5,604.35
Current Distribution Date	01/17/2019	$105,577.44

Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date	12/17/2018	$0.00
Current Distribution Date	01/17/2019	$99,795.68

Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date	12/17/2018	$0.00
Current Distribution Date	01/17/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2017-JP6, relating to the January 17, 2019 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 31, 2019 under Commission File No. 333-206361-10 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 31, 2019 under Commission File No. 333-206361-10 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bianca Russo
Bianca Russo, Managing Director and Secretary

Date: January 30, 2019